Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable [Abstract]
Net Accounts Receivable

	December 31,
	2015	2014
Billed utility revenue	$56,876	$55,537
Unbilled revenue	37,276	35,566
Other	10,867	11,261
	105,019	102,364
Less allowance for doubtful accounts	5,873	5,365
Net accounts receivable	$99,146	$96,999

Allowance For Doubtful Accounts

	2015	2014	2013
Balance at January 1,	$5,365	$4,413	$4,299
Amounts charged to expense	5,762	5,838	4,708
Accounts written off	(6,513)	(6,120)	(5,884)
Recoveries of accounts written off	1,259	1,234	1,290
Balance at December 31,	$5,873	$5,365	$4,413